Equity (Details Narrative)	Oct. 07, 2024 $ / shares shares	Jul. 30, 2024 $ / shares shares	Jul. 07, 2024 $ / shares shares	Jul. 04, 2024 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2024 SGD ($) shares		Jul. 30, 2024 $ / shares	Jul. 07, 2024 $ / shares	Jul. 04, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 SGD ($) shares		Oct. 04, 2023	May 12, 2023 USD ($) $ / shares shares
Class of Stock [Line Items]
Common Stock, Value, Issued					$ 22,942	[1]	$ 31,343	[1]					$ 26,808	[1]		$ 50,000
Common Stock, Shares Authorized | shares					50,000,000		50,000,000						50,000,000			50,000,000
Common stock, par or stated value per share					$ 0.001							$ 0.001				$ 0.001
IPO [Member] | Underwriting Agreement [Member] | Maxim Group LLC [Member]
Class of Stock [Line Items]
Common stock, par or stated value per share			$ 0.001	$ 0.001
Sale of public units through public offering, net of offering cost, shares | shares			2,750,000
Sale of stock, price per share										$ 4.75	$ 4.75
MSC Consulting (S) Pte Ltd [Member]
Class of Stock [Line Items]
Equity method investment, ownership percentage					100.00%		100.00%								100.00%
Common Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized | shares																35,000,000
Common stock, par or stated value per share																$ 0.001
Common Class A [Member] | Underwriting Agreement [Member] | Maxim Partners LLC [Member]
Class of Stock [Line Items]
Common stock, par or stated value per share	$ 0.001
Sale of public units through public offering, net of offering cost, shares | shares	200,000
Common Class A [Member] | IPO [Member] | Underwriting Agreement [Member] | Maxim Group LLC [Member]
Class of Stock [Line Items]
Sale of public units through public offering, net of offering cost, shares | shares				2,750,000
Common Class A [Member] | Over-Allotment Option [Member] | Underwriting Agreement [Member] | Maxim Group LLC [Member]
Class of Stock [Line Items]
Common stock, par or stated value per share		$ 0.001
Sale of public units through public offering, net of offering cost, shares | shares		409,000
Sale of stock, price per share									$ 4.75
Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized | shares																15,000,000
Common stock, par or stated value per share																$ 0.001

[1]	The share numbers and amounts are presented on a retrospective basis, see Note 9.